Financial Instruments and Financial Risk Management - Summary of Amounts Increased (Decreased) Equity and Net Income or Net Loss due to 1% Change in Interest Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
1% Increase | Interest on Variable Rate Instrument
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates	$ (3,311)	$ (4,455)
1% Increase | Impact on Instruments Used in Cash Flow Hedge | Interest on Variable Rate Instrument
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates		(2,577)
1% Increase | Impact on Instruments Used in Cash Flow Hedge | Interest on Interest Rate Swaps
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates		2,577
1% Decrease | Interest on Variable Rate Instrument
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates	$ 3,311	4,455
1% Decrease | Impact on Instruments Used in Cash Flow Hedge | Interest on Variable Rate Instrument
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates		2,577
1% Decrease | Impact on Instruments Used in Cash Flow Hedge | Interest on Interest Rate Swaps
Disclosure Of Financial Instruments [Line Items]
Increased (decreased) equity and net income or net loss by one percentage change in interest rates		$ (2,577)